Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		$ 1,968	$ 1,298		$ 1,069
Trade and other receivables		1,087	1,122
Other financial assets - current		35	66
Other financial assets - non-current		442	444
Current indebtedness		(973)	(372)
Trade payables		(176)	(181)
Accruals		(799)	(798)
Other financial liabilities - current	[1]	(113)	(507)	[2]
Long-term indebtedness		(1,847)	(2,905)
Other financial liabilities - non-current	[3]	(232)	(237)
Total		(608)	(2,070)
Assets/ (Liabilities) at Amortized Cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		873	392
Trade and other receivables		1,087	1,122
Other financial assets - current		7	8
Other financial assets - non-current		11	18
Current indebtedness		(973)	(372)
Trade payables		(176)	(181)
Accruals		(799)	(798)
Other financial liabilities - current	[1]	(75)	(463)	[2]
Long-term indebtedness		(1,847)	(2,905)
Other financial liabilities - non-current	[3]	(198)	(227)
Total		(2,090)	(3,406)
Assets/ (Liabilities) at Fair Value through Earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		1,095	906
Trade and other receivables		0	0
Other financial assets - current		28	58
Other financial assets - non-current		332	263
Current indebtedness		0	0
Trade payables		0	0
Accruals		0	0
Other financial liabilities - current	[1]	(17)	(44)	[2]
Long-term indebtedness		0	0
Other financial liabilities - non-current	[3]	(34)	(10)
Total		1,404	1,173
Assets at Fair Value through Other Comprehensive Income or Loss [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0	0
Trade and other receivables		0	0
Other financial assets - current		0	0
Other financial assets - non-current		99	98
Current indebtedness		0	0
Trade payables		0	0
Accruals		0	0
Other financial liabilities - current	[1]	0	0	[2]
Long-term indebtedness		0	0
Other financial liabilities - non-current	[3]	0	0
Total		99	98
Derivatives Used for Hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	[4]	0	0
Trade and other receivables	[4]	0	0
Other financial assets - current	[4]	0	0
Other financial assets - non-current	[4]	0	65
Current indebtedness	[4]	0	0
Trade payables	[4]	0	0
Accruals	[4]	0	0
Other financial liabilities - current	[1],[4]	(21)	0	[2]
Long-term indebtedness	[4]	0	0
Other financial liabilities - non-current	[3],[4]	0	0
Total	[4]	$ (21)	$ 65

[1]	Includes lease liabilities of $58 million (2023 - $56 million).
[2]	Includes a commitment to repurchase up to $400 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 25.
[3]	Includes lease liabilities of $198 million (2023- $209 million).
[4]	Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.